Shareholders' Equity (Details) - USD ($)	Dec. 07, 2023	Dec. 31, 2025	Dec. 31, 2024	Aug. 10, 2022	Sep. 02, 2020	Sep. 16, 2019
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized					50,000,000	50,000
Ordinary shares, par value (in Dollars per share)	$ 0.005				$ 0.001	$ 1
Ordinary shares, shares issued					10,000,000	10,000
Ordinary shares, shares outstanding					10,000,000	10,000
Share price (in Dollars per share)					$ 1
Subdivide shares issued					10,000
Authorized share capital (in Dollars)	$ 1,000,000
Ordinary shares	200,000,000
Sentage Holdings Inc. [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.005			$ 0.005	$ 0.001
Ordinary shares, shares issued				10,000,000
Ordinary shares, shares outstanding					10,000,000
Subdivide shares authorized					50,000
Ordinary shares, shares issued (in Dollars)				$ 50,000
Authorized share capital (in Dollars)	$ 50,000
Ordinary shares	10,000,000
VIEs [Member]
Shareholders’ Equity [Line Items]
Restricted net assets (in Dollars)		$ 2,138,294	$ 645,031
Class A Ordinary Share [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized		180,000,000	180,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.005	$ 0.005
Ordinary shares, shares issued		2,805,325	2,805,325
Ordinary shares, shares outstanding		2,805,325	2,805,325
Ordinary shares, shares issued (in Dollars)		$ 14,027	$ 14,027
Class A Ordinary Share [Member] | Sentage Holdings Inc. [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.005
Class B Ordinary Share [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized		20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.005	$ 0.005
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Ordinary shares, shares issued (in Dollars)
Class B Ordinary Share [Member] | Sentage Holdings Inc. [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.005